LOSS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Anti-dilutive securities excluded from computation of diluted loss per share	13,213,978	20,383,333	5,778,846